Segment Information - Net sales by business franchise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Net sales	$ 6,763	$ 7,362	$ 7,149
Surgical [member]
Disclosure of products and services [line items]
Net sales	3,710	4,174	3,999
Surgical [member] | Implantables [Member]
Disclosure of products and services [line items]
Net sales	1,126	1,210	1,136
Surgical [member] | Consumables [Member]
Disclosure of products and services [line items]
Net sales	1,952	2,304	2,227
Surgical [member] | Equipment & other [Member]
Disclosure of products and services [line items]
Net sales	632	660	636
Vision Care [member]
Disclosure of products and services [line items]
Net sales	3,053	3,188	3,150
Vision Care [member] | Contact lenses [Member]
Disclosure of products and services [line items]
Net sales	1,838	1,969	1,928
Vision Care [member] | Ocular health [Member]
Disclosure of products and services [line items]
Net sales	$ 1,215	$ 1,219	$ 1,222